CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT (Parenthetical) - $ / shares	3 Months Ended		12 Months Ended
	Jun. 26, 2019	Sep. 26, 2018	Jun. 26, 2019	Jun. 27, 2018	Jun. 28, 2017
Dividends per share	$ 0.38	$ 0.38	$ 1.52	$ 1.52	$ 1.36